Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total		Common Stock	Preferred Stock	Contributed Surplus	Accumulated Other Comprehensive Income (Loss) [1]	Retained Earnings	Non-Controlling Interest
Beginning Balance at Dec. 31, 2017	$ 7,204		$ 5,601	$ 709	$ 76	$ (165)	$ 891	$ 92
Net income from operations of Emera Incorporated	747		0	0	0	0	746	1
Other comprehensive income (loss), net of tax	506	[2]	0	0	0	503	0	3
Dividends declared on preferred stock (note 27)	(36)		0	0	0	0	(36)	0
Dividends declared on common stock	(528)		0	0	0	0	(528)	0
Common stock issued under purchase plan	191		191	0	0	0	0	0
Senior management stock options exercised			1
Issuance of common stock, net of after-tax issuance costs	295		0	295	0	0	0	0
Acquisition of non-controlling of ICD Utilities Limited ("ICDU")	(25)		(22)	0	(6)	0	0	(53)
Other	4		2	0	2	0	2	(2)
Ending Balance at Dec. 31, 2018	8,358		5,816	1,004	84	338	1,075	41
Net income from operations of Emera Incorporated	710		0	0	0	0	708	2
Other comprehensive income (loss), net of tax	(244)	[2]	0	0	0	(243)	0	(1)
Dividends declared on preferred stock (note 27)	(45)		0	0	0	0	(45)	0
Dividends declared on common stock	(565)		0	0	0	0	(565)	0
Common stock issued under purchase plan	195		195	0	0	0	0	0
Senior management stock options exercised	97		104	0	(7)	0	0	0
Issuance of common stock, net of after-tax issuance costs	99		99	0	0	0	0	0
Issuance of preferred shares of GBPC, net of issuance costs (note 28)	14		0	0	0	0	0	14
Redemption of preferred shares of GBPC (note 28)	(19)		0	0	0	0	0	(19)
Other	1		2	0	1	0	0	(2)
Ending Balance at Dec. 31, 2019	$ 8,601		$ 6,216	$ 1,004	$ 78	$ 95	$ 1,173	$ 35

[1]	(1) Accumulated Other Comprehensive Income (Loss) ("AOCI") ("AOCL")
[2]	4) Net of tax expense of $10 million (2018 - $11 million tax recovery) for the year ended December 31, 2019.